Net financial income/(expense) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income [Line Items]
Financial assets at value of changes in results	€ 82	€ 574	€ 11
Positive impacts			€ 43
FGP Topco limited [Member]
Finance income [Line Items]
Percentage of the sale of the FGP Topco		19.75%
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Finance income [Line Items]
Positive impacts	€ 547	€ 547
Airports division [Member] | FGP Topco limited [Member]
Finance income [Line Items]
Percentage of the sale of the FGP Topco	19.75%